Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

17. RELATED PARTY TRANSACTIONS

Mubadarah Investment LLC (“Mubadarah”)

GES leases office space in a building it owns to Mubadarah along with other Mubadarah group entities. GES charges rental income to these group entities for the occupation of the office space, based on usage. Rental income charged by GES to Mubadarah group entities amounted to $0.1 million in the Successor Period. The outstanding balance of payables to Mubadarah was $0.05 million at December 31, 2018. Mubadarah is owned by Hilal Al Busaidy and Yasser Al Barami, and, collectively with Mubadarah, own 21.6% of the Company.

Heavy Equipment Manufacturing & Trading LLC (“HEMT”)

HEMT is 99% owned by Tasneea Oil & Gas Technology LLC (“Tasneea”), which is 80% owned by Mubadarah and 20% owned by GES, and 1% owned by Hilal Al Busaidy. HEMT is engaged by various subsidiaries of GES for services such as fabrication, manufacturing and maintenance of tools and equipment. HEMT has charged GES amounts of $0.5 million for the Successor Period ended December 31, 2018 in relation to these services. Subsequent to year-end, the Company exchanged its 20% ownership interest in Tasneea for a 51% ownership interest in Sledgehammer Gulf LLC, a manufacturing related joint venture with Sledgehammer India, a third party entity. The exchange was completed without cash consideration and resulted in GES extinguishing any further interest the Tasneaa entity.

Esnaad Solutions LLC (“Esnaad”)

Esnaad is 99% owned by Mubadarah and is a supply chain company involved in the sourcing and procurement of products for the oil and gas industry. Charges totaling $1.1 million were recorded in the Successor Period against the purchase of chemicals, drilling fluids, materials and supplies. The Company has not ordered any products from Esnaad since the beginning of the 2018 Successor Period.

Prime Business Solutions LLC (“PBS”)

PBS is 100% owned by Mubadarah Business Solutions LLC and is involved in the development and maintenance of Enterprise Resource Planning (“ERP”) systems.

PBS has developed and implemented the GEARS (ERP) system for GES and is currently engaged to maintain it. GES has paid maintenance fees to PBS of $0.0 million in 2018.

Key Management and Founders

Hilal Al Busaidy and Yasser Al Barami are both founding shareholders of GES. Certain shares owned by them were converted into NESR shares as part of the Business Combination.